Document And Entity Information	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Preformed Line Products Company
Entity Central Index Key	0000080035
Entity Emerging Growth Company	false
Entity File Number	0-31164
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0676895
Entity Address, Address Line One	660 Beta Drive
Entity Address, City or Town	Mayfield Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44143
City Area Code	440
Local Phone Number	461-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	PLPC
Security Exchange Name	NASDAQ